Income Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Income Before Income Taxes
The components of income before income taxes are as follows:

Year Ended June 30,	2012	2011	2010
U.S.	$137,667	$127,567	$91,932
Foreign	29,159	25,321	13,085
Total income before income taxes	$166,826	$152,888	$105,017

Provision
The provision (benefit) for income taxes consists of:

Year Ended June 30,	2012	2011	2010
Current:
Federal	$36,178	$36,799	$28,342
State and local	5,522	6,208	4,123
Foreign	7,706	8,338	4,241
Total current	49,406	51,345	36,706
Deferred:
Federal	8,577	5,648	1,880
State and local	503	169	(311)
Foreign	(439)	(1,033)	839
Total deferred	8,641	4,784	2,408
Total	$58,047	$56,129	$39,114

The exercise of non-qualified stock appreciation rights and options during fiscal 2012, 2011 and 2010 resulted in $2,725, $6,003 and $1,466, respectively, of income tax benefits to the Company derived from the difference between the market price at the date of exercise and the option price. Vesting of stock awards and other stock compensation in fiscal 2012, 2011 and 2010 resulted in $970, $401 and $1,026, respectively, of incremental income tax benefits over the amounts previously reported for financial reporting purposes. These tax benefits were recorded in additional paid-in capital.
Effective Tax Rates
The following reconciles the federal statutory income tax rate and the Company’s effective income tax rate:

Year Ended June 30,	2012	2011	2010
Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.5%	2.8%	2.2%
U.S. tax on foreign income, net	—	1.8%	—
Valuation allowance	—	(0.6)%	0.8%
Foreign income taxes	(1.8)%	(1.0)%	0.5%
Deductible dividend	(0.5)%	(0.5)%	(0.7)%
Other, net	(0.4)%	(0.8)%	(0.6)%
Effective income tax rate	34.8%	36.7%	37.2%

Consolidated Balance Sheets
Significant components of the Company’s net deferred tax assets are as follows:

June 30,	2012	2011
Deferred tax assets:
Compensation liabilities not currently deductible	$37,341	$36,746
Expenses and reserves not currently deductible	6,151	5,498
Goodwill and intangibles	6,518	9,075
Net operating loss carryforwards (expiring in years 2015-2027)	444	432
Foreign tax credits (expiring in years 2020 and 2022)	4,092	4,090
Other	480	677
Total deferred tax assets	55,026	56,518
Less: Valuation allowance	(157)	(158)
Deferred tax assets, net of valuation allowance	54,869	56,360
Deferred tax liabilities:
Inventories	(6,021)	(4,755)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,602)	(2,062)
Total deferred tax liabilities	(20,427)	(9,621)
Net deferred tax assets	$34,442	$46,739
The net deferred tax asset is classified as follows:
Other current assets	$12,189	$5,510
Deferred tax assets (long-term)	26,424	43,447
Other liabilities	(4,171)	(2,218)
Net deferred tax assets	$34,442	$46,739

Valuation allowances are provided against deferred tax assets where it is considered more-likely-than-not that the Company will not realize the benefit of such assets. The remaining net deferred tax asset is the amount management believes is more-likely-than-not of being realized. The realization of these deferred tax assets can be impacted by changes to tax laws, statutory rates and future income levels.
U.S. federal income taxes are provided on the portion of non-U.S. subsidiaries income that is not considered to be permanently reinvested outside the U.S. and may be remitted to the U.S. At June 30, 2012, undistributed earnings of non-U.S. subsidiaries considered to be permanently reinvested and for which no U.S. tax has been provided totaled approximately $79,800. Determination of the net amount of the unrecognized tax liability with respect to these earnings is not practicable; however, foreign tax credits would be available to partially reduce U.S. income taxes in the event of a distribution. Undistributed earnings of non-U.S. subsidiaries not considered permanently reinvested totaled approximately $13,600. U.S. taxes totaling $2,804 have been accrued on these earnings.
Unrecognized Income Tax Benefits
The Company and its subsidiaries file income tax returns in U.S. federal, various state, local and foreign jurisdictions. The following is a reconciliation of the Company’s total gross unrecognized income tax benefits:

Year Ended June 30,	2012	2011	2010
Unrecognized Income Tax Benefits at beginning of the year	$1,181	$1,842	$1,860
Current year tax positions	331	153	130
Prior year tax positions	398	50	46
Expirations of statutes of limitations	(371)	(273)	(194)
Settlements	—	(591)	—
Unrecognized Income Tax Benefits at end of year	$1,539	$1,181	$1,842

Included in the balance of unrecognized income tax benefits at June 30, 2012, 2011 and 2010 are $1,221, $659 and $988, respectively, of income tax benefits that, if recognized, would affect the effective income tax rate.
During 2012, 2011 and 2010, the Company recognized $(95), $(22) and $22, respectively, for interest and penalties related to unrecognized income tax benefits in its statements of consolidated income. The Company had a liability for penalties and interest of $430 and $525 as of June 30, 2012 and 2011, respectively. The Company does not anticipate a significant change to the total amount of unrecognized income tax benefits within the next twelve months.
The Company is subject to U.S. federal income tax examinations for the tax years 2009 through 2012 and to state and local income tax examinations for the tax years 2008 through 2012. In addition, the Company is subject to foreign income tax examinations for the tax years 2005 through 2012.
The Company’s unrecognized income tax benefits are included in other liabilities in the consolidated balance sheets since payment of cash is not expected within one year.